Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforward	$ 77,507,544	$ 64,772,240
Severance costs		96,679
Organizational expenses	57,439	58,187
Stock based compensation	2,431,147	1,522,325
Intangibles	775,719	869,594
Other	1,418,801	24,207
Deferred Tax Asset	82,190,650	67,343,232
Deferred tax liabilities:
Oil and gas properties and other property and equipment, principally due to intangible drilling costs	(86,789,694)	(84,371,190)
Unrealized hedging gain	(11,414,232)	(14,482,786)
Net deferred tax liabilities	$ (16,013,276)	$ (31,510,744)